EMPLOYEE BENEFIT PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EMPLOYEE BENEFIT PLAN [Abstract]
Provisions for employee benefits under government-mandated defined contribution plan from continuing operation	$ 15,152	$ 21,913	$ 17,928
Provisions for employee benefits under government-mandated defined contribution plan from discontinuing operations	$ 877	$ 5,620	$ 3,825